Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1],[2]	Dec. 31, 2015	[1]
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 197,544	$ 118,358
Short-term bank deposits	76,091	150,837
Cash and cash equivalents	$ 273,635	$ 269,195	[1],[2]	$ 158,568		$ 198,894

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.